SHAREHOLDERS' EQUITY (Options Issued to Consultants) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options for Ordinary shares	671,714	641,089
Exercise Price Range [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 31, 2015
Options for Ordinary shares	54,075
Exercise price per share	$ 4.52
Options exercisable	16,898
Exercisable through	October, 2022